Consolidated Statement of Cash Flows	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)
Cash flow from operating activities
Net result	€ (11,733,000)	€ (7,400,000)	€ (25,977,000)	€ (18,117,000)
Adjustments for:
Amortization & depreciation & Impairment	516,000	243,000	1,037,000	483,000
Share-based payment expenses	1,100,000	640,000	3,388,000	1,511,000
Financial income and expenses	531,000	(269,000)	37,000	590,000
Results related to associates	(698,000)		(698,000)
Net foreign exchange gain / (loss)	(38,000)	15,000	(26,000)	(11,000)
Changes in working capital	(500,000)	1,354,000	(974,000)	418,000
Other inflows (outflows) of cash	(10,822,000)	(5,417,000)	(23,213,000)	(15,126,000)
Corporate income tax paid	(64,000)	(1,000)	(64,000)	(1,000)
Interest received	32,000		86,000
Interest paid	(24,000)	(6,000)	(51,000)	(7,000)
Net cash used in operating activities	(10,878,000)	(5,424,000)	(23,242,000)	(15,134,000)
Cash flow from investing activities
Purchases of property, plant and equipment	(86,000)	(182,000)	(309,000)	(186,000)
Net cash used in investing activities	(86,000)	(182,000)	(309,000)	(186,000)
Cash flow from financing activities
Proceeds from exercise of share options	93,000	23,000	164,000	23,000
Proceeds from borrowings				101,000
Proceeds from convertible loans		115,000	690,000	315,000
Redemption of lease liability	(287,000)		(571,000)
Net cash (used in)/generated by financing activities	(194,000)	138,000	283,000	439,000
Net increase/(decrease) in cash and cash equivalents	(11,158,000)	(5,468,000)	(23,268,000)	(14,881,000)
Currency effect cash and cash equivalents	(458,000)	435,000	152,000	(250,000)
Cash and cash equivalents, at beginning of the period	94,080,000	38,001,000	105,580,000	48,099,000
Cash and cash equivalents at the end of the period	€ 82,464,000	€ 32,968,000	€ 82,464,000	€ 32,968,000